SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)				12 Months Ended
		Aug. 25, 2022	Jun. 08, 2022	Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2020	Sep. 13, 2021
Subsidiary, Sale of Stock [Line Items]
Original authorized share capital value									$ 50,000
Original authorized share			888,000,000						500,000,000
Common stock, shares authorized			883,000,000	883,000,000	[1]	883,000,000	[1]		450,000,000
Common stock, par value			$ 0.001125	$ 0.001125	[1]	$ 0.001125	[1]		$ 0.0001
Preferred stock, shares authorized			5,000,000	5,000,000	[1]	5,000,000	[1]		50,000,000
Preferred stock, par value			$ 0.001125	$ 0.001125	[1]	$ 0.001125	[1]		$ 0.0001
Preferred stock, shares not issued									50,000,000
Common stock, shares, issued				45,375,000	[1]	40,000,000	[1]		450,000,000
Reverse stock split			a reverse split of the Company’s outstanding ordinary shares at a ratio of 1-for-11.25 shares, and (iii) a reverse split of the Company’s authorized and unissued preferred shares at a ratio of 1-for-11.25 shares.	1-for-11.25
Preferred stock, shares issued	[1]			0		0
Preferred stock, shares outstanding	[1]			0		0
Common stock, shares, outstanding				45,375,000	[1]	40,000,000	[1]		450,000,000
Public offering price				$ 4.00
Proceeds from Issuance of Common Stock				$ 18,769,326
Proceeds from initial public offerings				$ 2,730,674
Number of ordinary shares percent				7.00%
Percentage of initial public offering				140.00%
Underwriter Representative Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares				350,000
Warrant term				5 years
Exercise price				$ 5.60
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		5,375,000
Public offering price		$ 4.00
Proceeds from Issuance of Common Stock		$ 21,500,000
Proceeds from initial public offerings		18,800,000
Proceeds from initial public offerings		$ 2,700,000
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Original authorized share capital value			$ 50,000
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Original authorized share capital value			$ 999,000

[1]	Retrospectively restated for the effect of a 1-for-11.25 reverse split of the preferred and ordinary shares (see Note 7).